Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Statement of Comprehensive Income [Abstract]
Revenue	$ 28,888,410	$ 32,982,976
Cost of sales	15,487,264	14,172,991
Gross profit	13,401,146	18,809,985
Selling, general and administrative expenses	9,445,908	9,055,174
Income from operations	3,955,238	9,754,811
Accretion expense	0	(230,462)
Gain on change in fair value of derivative liabilities	742,483	8,576,290
Impairment loss	(20,726)	0
Interest expense	(456,691)	(1,077,068)
Other (expenses) income	(28,996)	108,470
Net income from continuing operations before income taxes	4,191,308	17,132,041
Income tax expense	(2,809,768)	(4,934,467)
Net income from continuing operations after income taxes	1,381,540	12,197,574
Net loss from discontinued operations after income taxes	(1,088,329)	(2,242,644)
Net income	293,211	9,954,930
Other comprehensive income (loss)
Cumulative translation adjustment	83,822	(766,841)
Comprehensive income	$ 377,033	$ 9,188,089
Basic income per share from continuing operations	$ 0.01	$ 0.1
Diluted income per share from continuing operations	0.01	0.1
Basic loss per share from discontinued operations	(0.01)	(0.02)
Diluted loss per share from discontinued operations	(0.01)	(0.02)
Basic income per share	0	0.08
Diluted income per share	$ 0	$ 0.08
Weighted average number of common shares outstanding - basic	120,047,814	118,308,584
Weighted average number of common shares outstanding - diluted	122,880,907	121,141,677